INTANGIBLE ASSETS (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consist of the following:

	(Unaudited)
As of:	June 30, 2022	December 31, 2021
Website development costs	$188,400	$189,956
Less: accumulated amortization	(16,134)	-
Intangible assets	$172,266	$189,956
Intangible assets consist of the following:
As of December 31, 2021
Website development costs	$189,956
Intangible assets	$189,956